UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              November 12, 1999


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          273

Form 13F Information Table Value Total:       $107,351

Value
Name of Issuer

Class
Cusip
(x$1000)No. of SharesInvestment Discretion
Voting Authority
AFC Cable Systems Inc.Common000950105                     1,133                         32,100 SoleSole
Agribrands International IncCommon00849R105                  21,035                       531,700 SoleSole
Alliance Imaging Inc.Common018606103                    4,716                       224,561 SoleSole
American Community PropertiesREIT02520N106                      564                        110,000 SoleSole
Ascent Entertainment GroupCommon043628106                   5,550                      400,000 SoleSole
Aviall Inc NewCommon05366B102                   3,763                      200,000 SoleSole
Beacon Capital PartnersREIT                   2,325                       150,000 SoleSole
Big Flower Holdings IncCommon089159107                    1,594                        50,000 SoleSole
Cort Business ServicesCommon220493100                    3,351                       140,000 SoleSole
Creative Computers IncCommon22527E107                       433                        55,000 SoleSole
Directrix Inc When IssuedCommon25459A10D                       479                        69,062 SoleSole
Emcor Group IncCommon29084Q100                    2,519                       100,000 SoleSole
Essef CorpCommon269145108                    3,108                       153,500 SoleSole
First City Liquidating TrustCommon33762E108                      626                        27,200 SoleSole
First Commercial Bank of Desert Yucca ValleyCommon31983J104                       729                      208,334 SoleSole
FPIC Insurance Group Inc.Common302563101                   7,431                       154,000 SoleSole
Frequency Electronics Inc.Common358010106                       251                        30,000 SoleSole
Friendly Ice Cream Corp.Common358497105                    3,641                      458,700 SoleSole
Frontier CorpCommon35906P105                    1,173                        20,000 SoleSole
Immulogic PharmaceuticalCommon45252R100                     1,116                      595,000 SoleSole
Local Financial CorpCommon539553107                    3,651                       365,100 SoleSole
Mede America CorpCommon584067102                      944                        25,000 SoleSole
Media General IncCommon584404107                      847                         16,600 SoleSole
Medpartners Inc.Common58503X107                   6,788                      905,000 SoleSole
Meristar Hotels & Resorts Inc.Common589988104                    1,751                      509,300 SoleSole
Nomas Corp Class ACommonADPN003158                         18                         17,880 SoleSole
Nomas Corp NewCommonADPN003159                         18                         17,880 SoleSole
Ogden CorpCommon676346109                       202                          7,500 SoleSole
Oroperu Resources Inc.Common686904103                          9                       100,000 SoleSole
Park Place EntertainmentCommon700690100                    2,200                      230,000 SoleSole
Professionals Group Inc.Common742954100                   3,786                        112,169 SoleSole
Rural Cellular Corp CL ACommon781904107                    1,432                        72,500 SoleSole
Splash Technology HoldingsCommon848623104                       103                         14,600 SoleSole
Stimsonite Corp.Common860832104                      468                        32,000 SoleSole
Tatham Offshore Inc. 12% Ser A ConvPreferred876628207                        45                        65,876 SoleSole
Telephone & Data - TDSCommon879433100                   4,388                        60,000 SoleSole
Triad Hospitals IncCommon89579K109                    7,014                      522,000 SoleSole
UCBH Holdings Inc.Common90262T308                    2,145                       120,000 SoleSole
United International HoldingsCommon910734102                   6,005                        88,793 SoleSole
Total: $      107,351